Share Option and Restricted Share Scheme	12 Months Ended
Dec. 31, 2012
Share Option and Restricted Share Scheme
19.	SHARE OPTION AND RESTRICTED SHARE SCHEME

2006 Stock Incentive Plan

On September 30, 2006, the Company authorized a share option scheme (the “2006 Stock Incentive Plan”) that provides for the issuance of options to purchase up to 16,000,000 ordinary shares. Under the 2006 Stock Incentive Plan, the directors may, at their discretion, grant any officers (including directors), employees of the Group and consultants (collectively, the “grantees”) options to subscribe for ordinary shares. The share options have a maximum term of six years. The 2006 Stock Incentive Scheme provides for the same terms to all grantees. These awards vest over a five year period, with 20% of the options to vest on each of the first, second, third, fourth and fifth anniversaries of the award date as stipulated in the share option agreement.

The Company granted 920,000 and 3,800,000 share options to the directors, employees and consultants of the Group on March 19, 2007 and May 15, 2007, respectively. Such options were granted under the 2006 Stock Incentive Plan at an exercise price of US$2.00 per share, with 20% vesting annually.

On July 2, 2007, all consultants were transferred to employee status as they have been recruited as the Group’s employees. The fair value of the options to those consultants have been re-measured on the date those consultants became the Group’s employees and the compensation charges have been accounted for prospectively from the date of the change in employment status.

Suspension of 2006 Stock Incentive Scheme

On October 12, 2007, the Company suspended the 2006 Stock Incentive Scheme. All unissued options authorized under the 2006 Stock Incentive Scheme have been returned to the general share pool and the Company will not grant any further options under the 2006 Stock Incentive Scheme. Existing issued awards under the 2006 Stock Incentive Scheme are not affected by the suspension.

2007 Stock Incentive Scheme

On October 12, 2007, the Company authorized the 2007 Stock Incentive Scheme that provides for the issuance of awards to officers (including directors), employees of the Group and consultants (collectively, “the grantees”).

Types of awards available for grant under the 2007 Stock Incentive Scheme include, but not limited to, share options (including both incentive and non-qualified), stock appreciation rights (“SAR”), performance-based awards and restricted stock. Performance-based awards are only granted to officers and employees of the Group and the performance goals are determined by the Board of Directors. Such performance-based awards may be paid in cash or shares which will be determined upfront. The Board of Directors will determine the type, the number, the exercise price and the vesting terms of the awards. The maximum number of shares authorized for issuance under the 2007 Stock Incentive Scheme is 23,700,000. The share options and SARs, if and when issued, have a maximum term of ten years. The 2007 Stock Incentive Plan provides for two terms to grantees. These awards vest either over a five or a four year period, with 20% or 25%, respectively, of the options to vest on each of the first, second, third, fourth and fifth anniversaries of the award date as stipulated in the share option agreement. The Company did not grant any SAR or performance based awards as of December 31, 2010.

On October 17, 2007, the Board of Directors approved the grant of 1,743,500 share options (non performance-based and to be settled in shares) to certain officers and employees of the Group pursuant to the 2007 Stock Incentive Scheme. The exercise price of these options is US$15.50.

On February 1, 2008, February 14, 2008 and September 9, 2008, the Board of Directors approved the grant of 60,000, 50,000 and 560,500 share options (non performance-based and to be settled in shares) at the exercise prices of US$10.29, US$10.50 and US$8.01, respectively, pursuant to the 2007 Stock Incentive Scheme to certain officers and employees of the Group.

On February 27, 2009, the Board of Directors approved the grant of 335,000 share options (non performance-based and to be settled in shares) at the exercise prices of US$6.00, pursuant to the 2007 Stock Incentive Scheme.

By a resolution of the Board of Directors on April 23, 2010, 797,000 restricted shares under 2007 Stock Incentive Scheme were granted to the Company’s certain officers and employees. One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.

On January 14, 2011, the Board of Directors approved the grant of 60,000 share options (non performance-based and to be settled in shares) at the exercise prices of US$7.24 to the independent directors with a vesting period of 4 years, pursuant to the 2007 Stock Incentive Scheme.

On October 31, 2011, the Board of Directors approved the grant of 14,000,000 restricted shares under 2007 Stock Incentive Scheme to the Company’s selected employees and management members of the Company. One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.

On September 17, 2010, the Board of Directors approved a resolution to reduce the exercise prices for certain outstanding service-based share options that were granted by the Company in 2007, 2008 and 2009 to the current fair market value of ordinary shares underlying such options. A total of 2,414,000 options belonging to 120 employees of the Company were repriced under 2007 Stock Incentive Scheme. The current fair market value was US$6.36, which was the closing price of our ADSs traded on the NYSE as of September 17, 2010 (“modification date”), which was the last trading day prior to the board approval. All eligible share option grantees affected by such changes had entered into amended share option agreements with the Company. The total incremental compensation cost for the modification is RMB8,273,839. RMB5,300,346 of the total incremental compensation cost was related to vested share options and therefore, was recognized as share-based compensation expenses on the date of modification. The remaining unrecognized incremental compensation cost related to unvested share options will be amortized from the modification date to the end of the remaining vesting period.

On August 8, 2011, the Company’s Board of Directors authorized the accelerated vesting of 400,000 share options that were issued under the 2007 Stock Incentive Scheme to a certain employee upon his resignation from the Company. Share-based compensation expense of approximately RMB7,000,000 relating to the unvested share options was reversed upon his resignation, whereas incremental compensation expenses of approximately RMB10,000,000 relating to the accelerated vesting of such share options was immediately recognized as share-based compensation expense on the date of modification.

On October 31, 2011, the Company’s Board of Directors authorized the repricing of certain stock options granted to the existing employees, directors, and officers to USD4.07 per share, that were issued under the 2007 Performance Incentive Plan at exercise price that was originally ranging from USD6.00 to USD7.24 per share. A total of 1,098,600 options belonging to 84 employees of the Company were repriced under 2007 Stock Incentive Scheme. The current fair market value was US$4.07, which was the closing price of our ADSs traded on the NYSE as of October 28, 2011 (“modification date”), which was the last trading day prior to the board approval. All eligible share option grantees affected by such changes had entered into amended share option agreements with the Company.

The total incremental compensation cost for the modification is RMB2,114,102, and among which, RMB1,449,156 of the total incremental compensation cost was related to vested share options and therefore, was recognized as share-based compensation expense on the date of modification. The remaining unrecognized incremental compensation cost related to unvested share options will be amortized from the modification date to the end of the remaining vesting period.

Stock Option

The fair value of stock options was estimated using a binomial option pricing model. The binomial model requires the input of highly subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Company uses historical data to estimate forfeiture rate. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair values of stock options granted to employees were estimated using the following weighted average assumptions:

	Granted in 2009	Granted in 2011

Suboptimal exercise factor	1.5	1.5
Risk-free interest rates	2.94%	3.42%
Expected volatility	60.40	50.98
Expected dividend yield	2.5%	2.5%
Fair value of share option	RMB17.35 to RMB22.37	RMB15.75 to RMB19.85
Estimated forfeiture rate	2% per annum	2% per annum

The following table summarizes the Company’s share option activity as of and for the year ended December 31, 2011 and 2012.

	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (USD)

Outstanding, December 31, 2011 and January 1, 2012	3,191,950	2.69	2.61	4,446,298
Granted	—	—	—	—
Exercised	(2,219,250)	2.11	—	—
Forfeited/Cancelled	(64,800)	4.00	—	—

Outstanding, December 31, 2012	907,900	3.99	4.67	1,284,896

Vested and expected to vest at December 31, 2012	889,742	3.99	4.67	1,259,198

Exercisable at December 31, 2012	766,100	3.98	4.62	1,094,884

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares as at December 31, 2012, for those awards that have an exercise price currently below the fair value of the Company’s shares. The total intrinsic value of options exercised during the year ended December 31, 2012 was approximately RMB39,399,000 (US$6,324,000) (2011: RMB278,174,000, 2010: RMB 33,700,000).

The weighted average estimated fair value of options granted to employees of the Group at grant date during the fiscal year ended 2011 was RMB18.45. There were no share options granted during the year 2010 and 2012. The total fair value of options vested during the year ended December 31, 2010, 2011 and 2012 was RMB29,951,523, RMB37,166,249 and RMB6,249,777 (US$1,003,158), respectively.

As of December 31, 2012, there was RMB766,586 (US$123,046) of unrecognized estimated share-based compensation cost related to share options issued to employees. That deferred cost is expected to be recognized over a weighted-average vesting period of 0.86 years. To the extent the actual forfeiture rate is different from the original estimated, actual share-based compensation related to these awards may be different.

The following table sets forth the components of share-based compensation expense for share options issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,332,815,451	1,792,217,309	2,151,894,567	345,402,893	100%

Cost of services	612,529	562,225	270,407	43,403	0.01%
Research and product development expenses	6,664,626	2,269,898	1,202,645	193,038	0.06%
Sales and marketing expenses	60,891	199,684	197,871	31,760	0.01%
General and administrative expenses	14,532,565	7,901,262	694,690	111,505	0.03%

Total share-based compensation included in cost of services and total operating expenses	21,870,611	10,933,069	2,365,613	379,706	0.11%

Restricted Shares awards

The fair value of a restricted share is simply the closing price of the unrestricted share as of the valuation date minus the present value of the expected dividends during the vesting period. The risk-free rate for periods within the contractual life of the share is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair values of restricted shares granted to employees were estimated using the following weighted average assumptions:

	Granted in 2011	Granted in 2012

Risk-free interest rates	0.14%-0.93%	0.13%-0.78%
Expected dividend yield	5%	5%
Fair value of restricted shares	RMB17.39 to RMB22.62	RMB18.73 to RMB25.52

The following table summarized the Company’s restricted shares activity under 2007 Stock Incentive Scheme:

	Number of restricted shares	Weighted average grant date fair value (USD)

Outstanding, December 31, 2011 and January 1, 2012	13,155,600	43,646,424
Granted	280,000	961,809
Exercised	(2,610,400)	(9,793,522)
Forfeited/Cancelled	(220,000)	(775,148)
Outstanding, December 31, 2012	10,605,200	34,039,563

Vested and expected to vest as of December 31, 2012	9,882,865	31,721,081

As of December 31, 2012, there was RMB136,149,295 (US$21,853,469) of unrecognized estimated share-based compensation cost related to restricted shares issued to employees. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.50 years. To the extent the actual forfeiture rate is different from the original estimated, actual share-based compensation related to these awards may be different.

The following table sets forth the components of share-based compensation expense for restricted shares issued to employees from the Company’s share option scheme both in absolute amount and as a percentage of net revenue for the year indicated.

	For the year ended December 31
	2010	2011	2012
	(RMB)	(RMB)	(RMB)	(US$)%

Net revenue	1,332,815,451	1,792,217,309	2,151,894,567	345,402,893	100%

Cost of services	1,180,570	1,797,223	7,734,430	1,241,462	0.36%
Research and product development expenses	7,994,861	11,771,687	70,702,798	11,348,582	3.29%
Sales and marketing expenses	368,900	518,445	2,876,901	461,774	0.13%
General and administrative expenses	1,874,274	4,314,757	36,213,148	5,812,611	1.68%

Total share-based compensation included in cost of services and total operating expenses	11,418,605	18,402,112	117,527,277	18,864,429	5.46%

The total share-based compensation cost capitalized as part of intangible assets — online game product costs for the year ended December 31, 2010, 2011 and 2012 are RMB 295,211, RMB87,497 and RMB229,584 (US$36,851), respectively.